RESEARCH AND DEVELOPMENT PAYMENTS (Details) (USD $)	Sep. 30, 2013	Mar. 31, 2013
ENTRY INTO AGRIBUSINESS DEVELOPMENT AGREEMENT
AGPL could receive a fee of up to 275,000 Singapore dollars, plus related expenses estimated		$ 274,000
Percentage of commission not less than		2.00%
First year lease payment		30,000
Six month lease payment		15,000
Aggregate security deposit		45,000
Future Minimum payments for the fiscal year 2014	15,000	30,000
Future Minimum payments for the fiscal year 2015	30,000	30,000
Future Minimum payments for the fiscal year 2016	30,000	30,000
Future Minimum payments total	$ 75,000	$ 90,000